As filed with the Securities and Exchange Commission on May 23, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-22335)

Evermore Funds Trust
 (Exact name of registrant as specified in charter)

89 Summit Avenue
3rd Floor
Summit, New Jersey 07901
 (Address of principal executive offices) (Zip code)

Eric LeGoff
Evermore Funds Trust
89 Summit Avenue
3rd Floor
Summit, New Jersey 07901
 (Name and address of agent for service)

(908) 378-2882
Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period:  March 31, 2018

Item 1. Schedule of Investments.

Evermore Global Value Fund

SCHEDULE OF INVESTMENTS at March 31, 2018 (Unaudited)

Shares			Value
COMMON STOCKS - 93.8%
Asset Management & Custody Banks - 7.2%
399,355	AURELIUS Equity Opportunities SE & Co. KGaA (Germany)(3)		$27,812,495
200,897	Eurazeo SA (France)		18,477,748
			46,290,243
Casinos & Gaming - 8.5%
606,321	Universal Entertainment Corp. (Japan)(3)		27,750,418
2,342,942	Codere SA Restricted (Spain)(Acquired 08/03/2016 through 01/26/2017, cost $18,708,943)(1)(2)(8)(9)(10)		25,657,595
128,188	Codere SA (Spain)(1)		1,433,757
			54,841,770
Chemicals - 2.9%
398,380	Kraton Corp. (United States)(1)(4)		19,006,710

Computers & Peripherals - 1.2%
362,743	S&T AG (Austria)		8,020,686

Construction & Engineering - 3.7%
110,745	Compagnie d’Enterprises CFE (Belgium)		15,071,055
50,133	Ackermans & van Haaren NV (Belgium)		8,771,779
			23,842,834
Consumer Finance - 2.7%
4,490,125	B2Holding ASA (Norway)(3)(8)		11,227,031
16,710,000	Emergent Capital, Inc. (United States)(1)(8)		6,349,800
			17,576,831
Diversified Telecommunication Services - 6.2%
1,752,328	ICE Group AS (Norway)(1)		22,130,999
18,892,745	Telecom Italia SpA (Italy)(1)(3)		17,923,129
			40,054,128
Energy Equipment & Services - 2.3%
3,021,000	Borr Drilling, Ltd. (Norway)(1)		14,876,078

Food Products - 1.8%
2,012,770	Salmones Camanchaca SA (Chile)		11,326,132

Industrial Conglomerates - 13.2%
4,808,103	Bolloré SA (France)(8)		25,616,869
279,737	EXOR NV (Netherlands)		19,867,382
637,557	thyssenkrupp AG (Germany)		16,623,190
322,952	Lifco AB - B Shares (Sweden)		12,415,578
875,782	CK Hutchinson Holdings, Ltd. (Hong Kong)		10,478,384
			85,001,403
Insurance - 3.1%
457,641	NN Group NV (Netherlands)		20,294,301

IT Services - 1.6%
465,606	Avaya Holdings Corp. (United States)(1)		10,429,574

Life Sciences Tools & Services - 3.3%
3,920,249	Enzo Biochem, Inc. (United States)(1)(5)(8)		21,482,965

Machinery - 2.4%
333,303	Nilfisk Holdings AS (Denmark)(1)		15,596,243

Marine - 13.5%
3,367,995	Scorpio Bulkers, Inc. (Monaco)		23,744,364
3,590,452	Navios Maritime Containers, Inc. (Norway)(1)(5)		20,611,617
7,602,798	Navios Maritime Partners LP (Greece)(1)(8)		13,685,036
345,401	Hapag-Lloyd AG (Germany)(3)		13,472,471
2,148,278	Songa Bulk AS (Norway)(3)(5)(8)		10,989,686
1,346,963	Safe Bulkers, Inc. (Greece)(1)		4,269,873
			86,773,047
Media - 5.3%
1,095,513	Vivendi SA (France)(4)		28,307,482
693,500	Altice NV - Class A (France)(1)		5,715,523
			34,023,005
Metals & Mining - 2.5%
1,512,770	Constellium NV - Class A (Netherlands)(1)		16,413,555

Oil, Gas & Consumable Fuels - 1.7%
2,428,042	Frontline, Ltd. (Norway)(3)(4)		10,756,226

Pharmaceuticals - 3.4%
1,397,621	Fagron NV (Belgium)(1)(3)(8)		21,771,458

Real Estate Management & Development - 0.0%
700	Viktoria Invest SA (France)(1)(8)		3,506

Semiconductors & Semiconductor Equipment - 7.3%
2,896,461	MagnaChip Semiconductor Corp. (South Korea)(1)(5)(8)		27,806,026
923,773	Xperi Corp. (United States)(4)		19,537,799
			47,343,825
TOTAL COMMON STOCKS
(Cost $472,208,274)			605,724,520

Principal Amount			Value
CORPORATE OBLIGATION - 1.4%
Consumer Finance - 1.4%
	Emergent Capital, Inc.
$ 9,358,000	8.500%, 7/15/2021 (United States)(2)(8)(10)		9,358,000
TOTAL CORPORATE OBLIGATION
(Cost $9,358,000)			9,358,000

Shares			Value
WARRANTS - 0.1%
Consumer Finance - 0.1%
4,344,786	Emergent Capital, Inc., Expiration: July, 2025, Exercise Price $0.20 (United States)(1)(2)(8)(10)		782,500

TOTAL WARRANTS
(Cost $0)			782,500

Contracts(6)		Notional Value	Value

CALL OPTIONS PURCHASED - 0.3%
Hedges - 0.3%
4,000	SPDR Gold Shares, Expiration: June, 2018, Strike Price $127.00 (United States)	$50,316,000	894,000
5,000	CurrencyShares Japanese Yen Trust, Expiration: June, 2018, Strike Price $91.00 (United States)	45,055,000	562,500
3,250	CurrencyShares Japanese Yen Trust, Expiration: June, 2018, Strike Price $92.00 (United States)	29,285,750	260,000
4,000	CurrencyShares Swiss Franc Trust, Expiration: June, 2018, Strike Price $102.00 (United States)	39,360,040	160,000
4,000	iShares Silver Trust, Expiration: May, 2018, Strike Price $18.00 (United States)	6,164,000	14,000
2,000	PowerShares QQQ Trust Series 1, Expiration: May, 2018, Strike Price $190.00 (United States)	32,026,000	9,000
3,500	CurrencyShares Euro Trust, Expiration: April, 2018, Strike Price $127.00 (United States)	41,415,500	5,250
1,500	CurrencyShares Euro Trust, Expiration: June, 2018, Strike Price $133.00 (United States)	17,749,500	3,000
TOTAL CALL OPTIONS PURCHASED
(Cost $2,830,850)			1,907,750

PUT OPTIONS PURCHASED - 1.3%
Hedges - 1.3%
5,500	PowerShares QQQ Trust Series 1, Expiration: May, 2018, Strike Price $160.00 (United States)	88,071,500	3,099,250
5,000	SPDR S&P 500 ETF Trust, Expiration: May, 2018, Strike Price $260.00 (United States)	131,575,000	2,652,500
2,000	SPDR S&P 500 ETF Trust, Expiration: May, 2018, Strike Price $263.00 (United States)	52,630,000	1,275,000
4,500	iShares iBoxx $ High Yield Corporate Bond ETF, Expiration: May, 2018, Strike Price $85.00 (United States)	38,538,000	436,500
3,500	CurrencyShares Euro Trust, Expiration: June, 2018, Strike Price $117.00 (United States)	41,415,500	287,000
1,000	iPATH S&P 500 VIX Short-Term Futures ETN, Expiration: April, 2018, Strike Price $46.00 (United States)	4,731,000	251,000
4,000	CurrencyShares Euro Trust, Expiration: June, 2018, Strike Price $116.00 (United States)	47,332,000	218,000
1,500	iShares 20+ Year Treasury Bond ETF, Expiration: May, 2018, Strike Price $117.00 (United States)	18,285,000	59,250
TOTAL PUT OPTIONS PURCHASED
(Cost $7,980,694)			8,278,500

Shares			Value
SHORT-TERM INVESTMENT - 0.8%
Money Market Fund - 0.8%
5,278,892	Treasury Portfolio - Institutional Class, 1.56% (7)		5,278,892
TOTAL SHORT-TERM INVESTMENT
(Cost $5,278,892)			5,278,892

SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES - 10.3%
Money Market Fund - 10.3%
57,998,022	Dreyfus Government Cash Management - Investor Class, 1.29% (7)		57,998,022
8,588,255	First American Government Obligations Fund - Class Y, 1.23% (7)		8,588,255
TOTAL SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES
(Cost $66,586,277)			66,586,277

TOTAL INVESTMENTS IN SECURITIES - 108.0%
(Cost $559,740,981)			697,916,439
Liabilities in Excess of Other Assets - (8.0)%			(51,723,553)
TOTAL NET ASSETS - 100.0%			$646,192,886

Percentages are stated as a percent of net assets.
(1)	Non-income producing security.
(2)	These securities were fair valued in good faith by the Adviser’s Valuation Committee. The aggregate value of these securities at March 31, 2018 were $40,303,095, which represents 6.2% of net assets.
(3)	All or a portion of this security is on loan.
(4)
All or a portion of this security was segregated as collateral for written options. Written options are collateralized with fully paid securities and cash with a value of $23,340,686 and $2,313,995 respectively at March 31, 2018.

(5)	Affiliated company as defined by the Investment Company Act of 1940. Please refer to Note 6 for further disclosures related to these affiliated securities.
(6)	100 shares per contract.
(7)	Seven-day yield as of March 31, 2018.
(8)	The Advisor has deemed a portion of these securities as illiquid. These securities have a value of $83,053,391, which represents 12.9% of total net assets at March 31, 2018.
(9)	This security is restricted. This security has a value of $25,657,595, which represents 4.0% of total net assets at March 31, 2018.
(10)	Value determined using significant unobservable inputs.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

SCHEDULE OF INVESTMENTS at March 31, 2018 (Unaudited), Continued
COUNTRY ALLOCATION for Investments in Securities at March 31, 2018 (Unaudited)

Country	Long Exposure
United States^	26.1%
Norway	14.0%
France	12.1%
Germany	9.0%
Netherlands	8.8%
Belgium	7.1%
South Korea	4.3%
Japan	4.3%
Spain	4.2%
Monaco	3.7%
Greece	2.8%
Italy	2.8%
Denmark	2.4%
Sweden	1.9%
Chile	1.7%
Hong Kong	1.6%
Austria	1.2%
Total	108.0%
Percentages are stated as a percent of net assets.
^	United States allocation includes Short-Term Investment-Money Market Fund of 0.8% and Securities Held as Collateral on Loaned Securities of 10.3%

SCHEDULE OF INVESTMENTS at March 31, 2018 (Unaudited), Continued
SCHEDULE OF OPTIONS WRITTEN at March 31, 2018 (Unaudited)

Contracts(1)			Notional Value	Value
CALL OPTIONS WRITTEN - (0.1)%
4,000		SPDR Gold Shares, Expiration: June, 2018, Strike Price $137.00 (United States)	$50,316,000	$152,000
2,000		PowerShares QQQ Trust Series 1, Expiration: May, 2018, Strike Price $175.00 (United States)	32,026,000	119,000
1,500		CurrencyShares Euro Trust, Expiration: June, 2018, Strike Price $121.00 (United States)	17,749,500	105,750
4,000		CurrencyShares Japanese Yen Trust, Expiration: June, 2018, Strike Price $97.00 (United States)	36,044,000	60,000
3,500		CurrencyShares Euro Trust, Expiration: April, 2018, Strike Price $121.00 (United States)	41,415,500	35,000
4,000		CurrencyShares Swiss Franc Trust, Expiration: June, 2018, Strike Price $109.00 (United States)	39,360,040	20,000
TOTAL CALL OPTIONS WRITTEN
(Premiums Received $1,222,013)				491,750
PUT OPTIONS WRITTEN - (0.3)%
7,000		SPDR S&P 500 ETF Trust, Expiration: May, 2018, Strike Price $235.00 (United States)	184,205,000	861,000
4,250		PowerShares QQQ Trust Series 1, Expiration: May, 2018, Strike Price $140.00 (United States)	68,055,250	497,250
1,000		iPATH S&P 500 VIX Short-Term Futures ETN, Expiration: April, 2018, Strike Price $43.00 (United States)	4,731,000	175,000
1,500		PowerShares QQQ Trust Series 1, Expiration: April, 2018, Strike Price $145.00 (United States)	24,019,500	102,000
4,000		SPDR S&P 500 ETF Trust, Expiration: April, 2018, Strike Price $230.00 (United States)	105,260,000	100,000
4,500		iShares iBoxx $ High Yield Corporate Bond ETF, Expiration: May, 2018, Strike Price $80.00 (United States)	38,538,000	60,750
1,500		PowerShares QQQ Trust Series 1, Expiration: April, 2018, Strike Price $135.00 (United States)	24,019,500	31,500
1,500		iShares 20+ Year Treasury Bond ETF, Expiration: May, 2018, Strike Price $112.00 (United States)	18,285,000	12,000
TOTAL PUT OPTIONS WRITTEN
(Premiums Received $4,120,938)				1,839,500
TOTAL OPTIONS WRITTEN
(Premiums Received $5,342,951)				$2,331,250
(1)	100 shares per contract.

SCHEDULE OF INVESTMENTS at March 31, 2018 (Unaudited), Continued
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS at March 31, 2018 (Unaudited)
As of March 31, 2018, the Fund had the following forward currency contracts outstanding

	Currency to be Received			Currency to be Delivered
							Net Unrealized
		Currency to be	USD Value at			USD Value at	Appreciation
Settlement Date	Amount	Currency	March 31, 2018	Amount	Currency	March 31, 2018	(Depreciation)
6/13/2018	289,821,289	USD	$289,821,289	232,117,002	EUR	$287,242,944	$2,578,344	(a)
6/13/2018	92,300,362	USD	92,300,362	715,188,000	NOK	91,459,552	840,810	(a)
6/13/2018	13,589,221	USD	13,589,221	110,772,536	SEK	13,343,053	246,168	(a)
6/13/2018	16,796,657	USD	16,796,658	100,158,468	DKK	16,627,649	169,008	(a)
6/13/2018	33,246,227	USD	33,246,227	3,510,137,000	JPY	33,157,398	88,829	(a)
6/13/2018	511,880,000	JPY	4,835,313	4,827,321	USD	4,827,322	7,991	(a)
6/13/2018	8,396,000	SEK	1,011,336	1,032,212	USD	1,032,211	(20,875)	(a)
			$451,600,405			$447,690,130	$3,910,275

DKK	Danish Krone
EUR	Euro
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollars
(a)	Counterparty: forward foreign currency contracts outstanding with Bank of New York Mellon.

Evermore Global Value Fund
Summary of Fair Value Exposure at March 31, 2018 (Unaudited)

The Evermore Global Value Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. The types of assets generally included in this category are domestic equities listed in active markets and foreign equities listed in active markets that have not been fair valued using FVIS.

• Level 2 —Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit risk, yield curves and similar data. The types of assets generally included in this category are bonds, financial instruments classified as derivatives and foreign equities fair valued using FVIS.

• Level 3— Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or required significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, default rates and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may also include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the level inputs used to value the Fund’s net assets as of March 31, 2018 (see Schedule of Investments for industry breakout):

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Consumer Discretionary	$34,899,699	$–	$25,657,595	$60,557,294
Consumer Staples	11,326,132	–	–	11,326,132
Energy	25,632,304	–	–	25,632,304
Financials	112,800,536	–	–	112,800,536
Health Care	55,670,001	–	–	55,670,001
Industrials	132,923,982	20,611,617	–	153,535,599
Information Technology	65,794,085	–	–	65,794,085
Materials	52,043,454	–	–	52,043,454
Real Estate	-	3,506	–	3,506
Telecommunication Services	46,230,610	22,130,999	–	68,361,609
Total Common Stocks	537,320,803	42,746,122	25,657,595	605,724,520
Corporate Obligations	–	–	9,358,000	9,358,000
Warrants	–	–	782,500	782,500
Call Options Purchased	–	1,907,750	–	1,907,750
Put Options Purchased	–	8,278,500	–	8,278,500
Short-Term Investments	5,278,892	–	–	5,278,892
Investments Purchased With Proceeds From Securities Lending Collateral	66,586,277	–	–	66,586,277
Total Investments in Securities	609,185,972	52,932,372	35,798,095	697,916,439
Unrealized appreciation on Forward Foreign Currency *	-	3,931,150	-	3,931,150
Total Assets	$609,185,972	$56,863,522	$35,798,095	$701,847,589
Liabilities
Call Options Written*	$–	$491,750	$–	$491,750
Put Options Written*	–	1,839,500	–	1,839,500
Unrealized depreciation on Forward Foreign Currency *	–	20,875	–	20,875
Total Liabilities	$–	$2,352,125	$–	$2,352,125

* Forward foreign currency contracts are reflected at the unrealized appreciation (depreciation), while options written are reflected at value.

Transfers between levels are determined as of the end of the reporting period. It is the Fund’s policy to recognize transfers at the value as of the end of the period. Below are the transfers between Levels 1 and 2 during the reporting period from January 1, 2018 through March 31, 2018:

Description	Investments in Securities
Transfers into Level 1	$-
Transfers out of Level 1	(3,506)
Net transfers in and/or out of Level 1	$(3,506)

Transfers into Level 2	$3,506
Transfers out of Level 2	-
Net transfers in and/or out of Level 2	$3,506

Transfers between Level 1 and Level 2 were made due to an increase or decrease in the level of inputs utilized for such securities in accordance with the fair value hierarchy.

There were no transfers into or out of Level 3 during the period. Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Common Stocks	Corporate Obligations	Warrants
Balance as of January 1, 2018	$21,154,059	$9,358,000	$899,905
Purchases		-	-
Sales proceeds and paydowns	-	-	-
Realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	4,503,536	-	(117,405)
Transfers into/(out of) Level 3	-	-	-
Balance as of March 31, 2018	$25,657,595	$9,358,000	$782,500
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at March 31, 2018	$4,503,536	$-	$(117,405)

The Level 3 amounts disclosed in the table above consist of three securities that are fair valued in good faith, using significant unobservable inputs, by the Adviser’s Valuation Committee. The Committee valued the equity security at the mean price of an indicative broker quote. Additionally, the price of the corporate obligation was established considering the yield or price of bonds of comparable quality, coupon and maturity. The table below includes the quantitative information about Level 3 fair value measurements for the warrant:

Investment Type	Fair Value	Valuation Methodology	Unobservable Input Type	Inputs	Market Value Impact if Input Increases
Warrant	782,500	Options pricing model	Illiquidity discount rate	25.00%	Decrease
			Default rate	3.00%	Decrease

Option Writing.  Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium received and the amount paid for the closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The total fair value of written options is included within the Schedule of Options Written. At March 31, 2018, the maximum payout for put options written was $415,100,000, with total premiums received of $4,124,688. The maximum payout represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make as a guarantor for written put options. In certain circumstances, the maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. The Fund’s maximum payout in the case of written call option contracts cannot be determined.

Financial Derivative Instruments. The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund may use derivative instruments for risk management purposes and as part of its investment strategies. Generally, derivatives are financial instruments whose value depends on, or is derived from, the value of one or more underlying assets, reference rates, or indices (a “reference instrument”) and may relate to stocks, bonds, interest rates, currencies, commodities or related indices. Derivative instruments allow the Fund to gain or reduce exposure to the value of a reference instrument without actually owning or selling the instrument.

Derivative instruments may be used for “hedging,” which means that they may be used when the Adviser seeks to protect the Fund’s investments from a decline in value resulting from changes to interest rates, market prices, currency fluctuations or other market factors. Derivative instruments may also be used for other purposes, including to seek to increase liquidity, provide efficient portfolio management, broaden investment opportunities (including taking short or negative positions), implement a tax or cash management strategy, gain exposure to a particular security or segment of the market, modify the effective duration of the Fund’s portfolio investments and/or enhance total return. However derivative instruments are used, their successful use is not assured and will depend upon, among other factors, the Adviser’s ability to gauge relevant market movements.

During the period ended March 31, 2018, the Fund hedged most of its currency exposure through the use of foreign currency forward contracts. During the period, these foreign currency forward contracts have contributed positively to Fund performance. The Fund also invests a small portion of its assets in options to hedge portfolio tail risk. The Adviser views these as “disability insurance” for times when global markets experience significant volatility. These options positively affected Fund performance during the period.

Statement of Assets and Liabilities
The following table shows the fair value of derivative instruments as of March 31, 2018 and their location on the Fund’s Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivative Instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Foreign Exchange Contracts - Forward foreign currency contracts	Unrealized appreciation on forward foreign currency contracts	$3,931,150	Unrealized depreciation on forward foreign currency contracts	$20,875
Equity Contracts - Options	Investments in unaffiliated securities, at value	8,690,500	Written options, at value	2,110,500
Foreign Exchange Contracts - Options	Investments in unaffiliated securities, at value	1,495,750	Written options, at value	220,750
Total		$14,117,400		$2,352,125

The average monthly value outstanding of purchased and written options during the period ended March 31, 2018 were as follows:

Purchased Options	$7,363,525
Written Options	$(2,270,000)

The average monthly notional value outstanding of forward foreign currency contracts during the period ended March 31, 2018 was $415,034,683.

Securities Lending. The Fund is authorized to lend securities it holds to brokers, dealers and other financial organizations. This activity is subject to an agreement where The Bank of New York Mellon and U.S. Bank N.A. act as the Fund’s agents. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Pursuant to this agreement, income earned from the securities lending program is paid to the Fund, net of any fees paid to The Bank of New York Mellon and U.S. Bank N.A. and is recognized as “Securities Lending Income, net” on the Statement of Operations.

Lending of the Fund’s securities exposes the Fund to risks such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral in instances when the value of the collateral is less than the loaned securities, (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or (iv) the Fund may experience losses related to the reinvestment of collateral. To minimize these risks, loans must be continuously secured by collateral consisting of cash or securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, or an irrevocable standby letter of credit or any combination thereof. The collateral and the securities loaned shall be marked to market daily value. Upon the origination of any loan, collateral shall be equal to 102% of the market value (plus accrued interest) of the securities loaned, if the securities loaned are issued by the U.S. issuers. Such collateral requirement shall be 105% for securities of non-U.S. issuers. The collateral must be received concurrently with delivery of the loaned securities and the collateral must be kept in an account appropriately segregated by the custodian from any assets not belonging to the Fund. The value of the collateral requirement is determined based upon the closing price of a borrowed security, with the collateral balance adjusted the following business day. Although there is no specified time limit regarding how long a security may be out on loan, the Fund or the borrower may request that a security on loan be returned at any time. If the Fund requests that a specific security be returned, and the borrower fails to return such security, the Fund will be able to retain the borrower’s collateral. Assets in the collateral account will be invested by The Bank of New York Mellon and U.S. Bank N.A., as directed by the Adviser in short term U.S. government money market instruments that constitute “Eligible Securities” (as defined in Rule 2a- under the Investment Company Act). All of the assets that are held by the collateral account will be valued on an amortized cost basis to the extent permitted by applicable Commission or staff releases, rules, letters or orders.

During the period ended March 31, 2018, the Fund had loaned securities that were collateralized by cash.  The cash collateral received was invested in the Dreyfus Government Cash Management Investors Class Fund and First American Government Obligations Fund Y Class is presented in the Fund’s Schedule of Investments as “Securities Held as Collateral on Loaned Securities.”  The collateral amount received does not include excess collateral received, if any, which is included in the “Payable upon return of securities on loan” on the Statement of Assets and Liabilities. The securities lending program restricts investments to several prescribed money market funds along with a collateralized separate account investment option.

Secured Borrowings

Securities Lending Transactions
	Overnight and Continuous	Money Market Funds*
	Evermore Global Value Fund	$ 66,586,277
*Proceeds from securities lending (Money Market collateral).

Investments in Affiliates
The Fund owned 5% or more of the voting securities of the following companies during the period ended March 31, 2018. As a result, these companies are deemed to be affiliated companies. The below table represents market value:

Issuer	Value Jan. 1, 2018	Purchases	Sales	Realized Gain (Loss)
Enzo Biochem, Inc. (United States)	$31,126,936	$767,265	$-	$-
MagnaChip Semiconductor Corp. (South Korea)	26,433,429	2,580,666	-	-
Navios Maritime Containers, Inc. (Norway)	15,383,548	4,682,497	-	-
Songa Bulk AS (Norway)	11,041,499	-	-	-
	$83,985,412	$8,030,428	$-	$-

Issuer	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value March 31, 2018	Share Balance March 31, 2018
Enzo Biochem, Inc. (United States)	$(10,411,236)	$-	$21,482,965	3,920,249
MagnaChip Semiconductor Corp. (South Korea)	(1,208,069)	-	27,806,026	2,896,461
Navios Maritime Containers, Inc. (Norway)	545,572	-	20,611,617	3,590,452
Songa Bulk AS (Norway)	(51,813)	-	10,989,686	2,148,278
	$(11,125,546)	$-	$80,890,294	12,555,440

Item 2. Controls and Procedures.
(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Evermore     Evermore Funds Trust

By (Signature and Title)*     /s/ Eric LeGoff
  Eric LeGoff, Chief Executive Officer/President

Date         5/10/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Eric LeGoff
  Eric LeGoff, Chief Executive Officer/President

Date         5/10/2018

    By (Signature and Title)*     /s/ Bart Tesoriero
 Bartholomew Tesoriero, Chief Financial Officer/Treasurer

Date         5/10/2018

* Print the name and title of each signing officer under his or her signature.